BORROWINGS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS
Short-term bank borrowings	$ 961,639	$ 655,926
Long-term borrowings due within one year	107,392	37,202
Subtotal for short-term	1,069,031	693,128
Short-term borrowings from non-banking financial institutions	53,899	14,708
Borrowings from non-banking financial institutions	87,545	32,385
Total	$ 1,156,576	$ 725,513
Average interest rate on short term borrowings (as a percent)	4.32%	4.63%
Borrowings secured by restricted cash
BORROWINGS
Short-term bank borrowings	$ 139,412	$ 120,772
Long-term borrowings due within one year		19,400
Short-term borrowings from non-banking financial institutions	53,899
Borrowings secured by inventories
BORROWINGS
Short-term bank borrowings	12,926	35,882
Long-term borrowings due within one year	46
Borrowings guaranteed by Dr. Shawn Qu
BORROWINGS
Short-term bank borrowings		57,419
Borrowings secured by prepaid land use rights and property, plant and equipment
BORROWINGS
Short-term bank borrowings	302,379	91,270
Long-term borrowings due within one year	13,327	5,034
Borrowings secured by project assets and solar power systems
BORROWINGS
Short-term bank borrowings	189,222	45,149
Long-term borrowings due within one year	83,264	587
Borrowings secured by project assets
BORROWINGS
Long-term borrowings from non-banking financial institutions	32,568	16,150
Borrowings secured by equity
BORROWINGS
Short-term bank borrowings	76,837
Long-term borrowings due within one year	308
Unsecured
BORROWINGS
Short-term bank borrowings	240,863	305,434
Long-term borrowings due within one year	10,447	12,181
Long-term borrowings from non-banking financial institutions	$ 1,078	1,527
Short-term borrowings from non-banking financial institutions		$ 14,708